ANNUAL REPORT



State Farm Municipal Bond Fund, Inc.

ONE STATE FARM PLAZA  .  BLOOMINGTON, ILLINOIS 61710

For Account Information and Shareowner
Services: (309) 766-2029

For Price Information ONLY:
1-800/447-0740




                                                               November 30, 1995






                 This report is not to be distributed unless
                   preceded or accompanied by a prospectus.

                     STATE FARM MUNICIPAL BOND FUND, INC.

Dear Shareowner:

  The past fiscal year has been a good one for bond markets and investors in the Municipal Bond Fund. Yields on the municipal bonds held by your Fund have dropped about 150 basis points (a basis point is .01%) during the year causing the values of the securities to increase significantly. Correspondingly, the net asset value of the Fund rose to $8.50 from $7.88, a 7.9% improvement. The total return, which is derived by adding dividends declared by the Fund to the change in net asset value, for the past year was 14.25%.

  The following graph compares a $10,000 investment in the Municipal Bond Fund over the past ten years to a theoretical investment of the same amount in the Lehman Brothers Municipal Bond Index:


                       COMPARISON OF CHANGE IN VALUE OF
                       $10,000 INVESTMENT FOR THE YEARS
                               ENDED NOVEMBER 30

                       [PERFORMANCE GRAPH APPEARS HERE]


                                                  Lehman
                         X-Axis    Municipal    Muni Bond
                          Year     Bond Fund      Index
                         ------    ---------    ---------
                          1985       10,000       10,000
                          1986       12,082       12,070
                          1987       12,207       11,804
                          1988       13,438       13,059
                          1989       14,838       14,497
                          1990       15,993       15,613
                          1991       17,473       17,215
                          1992       19,045       18,942
                          1993       20,813       21,043
                          1994       20,251       19,938
                          1995       23,134       23,706


  Many crosscurrents have affected the municipal bond market over the past fiscal year. The dominating force has been the downward move of general interest rates. The fall in interest rates has been fueled by evidence that growth in the U.S. economy is slowing and inflationary pressures are slight. Furthermore, capital markets have been helped to some degree by prospects for a program, which will hopefully be agreed upon by the President and Congress, to eliminate the federal budget deficit over seven years. Offsetting the positive impact of the general reduction in interest rates are the following factors which have tended to be detrimental to the prices of municipal securities: consideration of tax reform and more specifically a "flat tax"; some loss of liquidity in the market as several dealers either withdrew from or scaled back activity in the municipal market; and effects of the Orange County bankruptcy filing.

  The municipal market has functioned reasonably well in the rather complex environment of the past twelve months. For the time being, investors seem to have decided that present yields on long-term municipal bonds, which are in the range of 85-90% of those available on U.S. Government bonds with comparable maturities, are attractive and compensate them adequately for the uncertainties which exist under present circumstances. Investor demand has been sufficient to readily absorb new issue volume in 1995 which is now just 12% below the 1994 pace.

  The prevailing mood in the bond markets is quite optimistic at the moment. Many investors seem to be convinced that the Federal Reserve Board has done its job well and the twin perils of inflation and recession will be avoided for a long time leaving room for further drops in interest rates. Such a view is comforting and may well prove to be correct, but we caution you, as investors, against believing the future is predictable. Markets are always vulnerable to unanticipated surprises and changes in investors' perceptions, and vulnerability along these lines tends to be greatest when optimism is rampant.

  The general composition of your Fund's investments has not changed much since last November. Bonds purchased over the course of the year have maturities ranging from 12 to 17 years. Good quality bonds dominate the Fund's portfolio. About 83% of long-term assets are rated Aa or better and 99% fall in the top three rating categories. The average maturity stands at approximately 7.6 years with maturities spread out over the next 17 years.

  The good quality investments held by the Fund continue to deliver a dependable flow of dividend income. As you know, the Fund declares a dividend each day from its net investment income which is payable on the last day of the calendar quarter. All dividends are automatically invested in shares of the Fund unless you have advised State Farm Investment Management Corp. otherwise in writing.


Sincerely,

[SIGNATURE OF KURT G. MOSER]                [SIGNATURE OF JULIAN R. BUCHER]
Kurt G. Moser                               Julian R. Bucher
Vice President                              Vice President

December 19, 1995

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareowners
State Farm Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of State Farm Municipal Bond Fund, Inc. as of November 30, 1995, the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1986. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Farm Municipal Bond Fund, Inc. at November 30, 1995, the results of its operations and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1986, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Chicago, Illinois
December 15, 1995

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                               November 30, 1995

                                                                                     Rating(b)
Principal                                                                            (Moody's
 amount        Issuer                                                                or S & P)         Value
                              LONG-TERM MUNICIPAL BONDS (97.8%):

               SECURED BY U.S. TREASURY OBLIGATIONS (19.0%):

$   130,000    Grand River Dam Authority, Oklahoma Rev., Ser. 1978, 7.20%,
                 6-1-1998 (Prerefunded to 6-1-1997 @ 100)                               Aaa         $    136,495
    500,000    Orlando Utilities Commission, Florida Water and Electric Rev.,
                 Ser. 1983, 9.60%, 10-1-1999 (Escrowed to maturity)                     Aaa              595,710
  2,000,000    State of Washington Motor Vehicle Fuel Tax General
                 Obligation Bonds (State Route 90), Ser. CC-8, 7.10%,
                 3-1-2000 (Prerefunded to 3-1-1999 @ 100)                               AAA            2,180,800
  1,000,000    State of Texas Public Finance Authority General Obligation
                 Bonds, Ser. 1990A, 7.00%, 10-1-2000
                 (Prerefunded to 10-1-1999 @ 100)                                        AA            1,098,180
  1,000,000    Rutherford County, Tennessee General Obligation School Bonds,
                 Series 1986, 7.00%, 4-1-2001 (Prerefunded to 4-1-1996 @ 102)            Aa            1,031,090
  2,840,000    Washington Suburban Sanitary District of Maryland, General
                 Obligation Bonds, 7.00%, 12-1-2001 (Prerefunded to 12-1-1998
                 @ 102)                                                                 Aaa            3,124,994
  2,000,000    Jefferson County, Colorado School Dist. No. R-1, General
                 Obligation Bonds, Ser. 1985C, 8.70%, 12-15-2001 (Prerefunded
                 to 12-15-1995 @ 100)                                                   AAA            2,004,220
    250,000    Georgia Municipal Electric Authority Power Rev., Ser. H.,
                 12.50%,1-1-2002 (Prerefunded to 1-1-1997 @ 100)                        AAA              273,103
  1,500,000    Gwinnett County, Georgia General Obligation Bonds, 7.25%,
                 1-1-2002 (Prerefunded to 1-1-1997 @ 102)                                AA            1,586,580
    300,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds, Ser. 1982A, 13.25%, 1-1-2002 (Prerefunded to
                 1-1-1997 @ 100)                                                        AAA              330,282
  2,250,000    Pima County, Arizona Unified School District No. 1, Tucson
                 School Improvement General Obligation Bonds, Ser. 1990B, 6.90%,
                 7-1-2002 (Prerefunded to 7-1-2000 @ 101%)                               A             2,504,587
  3,000,000    Tempe, Union High School District No. 213, Maricopa County, Arizona
                 School Improvement General Obligation Bonds, Project of 1989,
                 Ser. 1992B, 5.875%, 7-1-2002 (Prerefunded to 7-1-2001 @ 101)            A1            3,240,450
    550,000    Johnson County Water District No. 1, Kansas Water Rev., Ser.
                 1982A, 10.25%,8-1-2002 (Escrowed to maturity)                          Aaa              716,353
    900,000    Metropolitan Government of Nashville and Davidson County,
                 Tennessee Water and Sewer Rev., Ser. 1982, 10.50%, 12-1-2002
                 (Prerefunded to 12-1-1997 @ 100)                                       Aaa            1,011,708
  2,000,000    City and County of Honolulu, Hawaii General Obligation Bonds,
                 1987 Ser. A, 8.10%, 10-1-2003 (Prerefunded to 10-1-1996 @ 101.5)        AA            2,102,960
  3,000,000    City of Lakeland, Florida Electric and Water Rev., Ser. 1989,
                 6.90%, 10-1-2003 (Prerefunded to 10-1-1999 @ 102)                       AA            3,340,830
  2,000,000    City of Grand Rapids, Michigan Water Supply System Improvement
                 Rev. Bonds, Ser. 1988, 7.70%, 1-1-2004 (Prerefunded to 1-1-1998
                 @ 102)                                                                 AAA            2,183,420
  2,500,000    Columbus, Ohio General Obligation Refunding Bonds, No. 1-86,
                 Ser. B, 7.60%,5-1-2004 (Prerefunded to 5-1-1996 @ 102)                 Aaa            2,590,900
  2,000,000    Jackson, Mississippi General Obligation Bonds, Ser. 1988,
                 7.50%, 5-1-2004 (Prerefunded to 5-1-1998 @ 100)                         A1            2,155,020
  3,500,000    City of Los Angeles, California Wastewater System Rev. Bonds, Ser.
                 1990B, 6.90%, 6-1-2004 (Prerefunded to 6-1-2000 @ 102)                 Aaa            3,945,165
  2,000,000    City of Scottsdale, Arizona General Obligation Bonds, Project of
                 1986 (ULT), 6.80%, 7-1-2004 (Prerefunded to 7-1-1996 @ 102)            Aa1            2,077,080
  3,000,000    Omaha Public Power District of Nebraska, Electric Systems
                 Rev., Ser. A, 6.70%, 2-1-2005 (Prerefunded to 2-1-2000 @ 101.5)         AA            3,309,600
  2,000,000    State of Wisconsin General Obligation Bonds, 1988 Series B, 7.40%,
                 5-1-2005 (Prerefunded to 5-1-1997 @ 101)                                Aa            2,118,880
  1,000,000    Shawnee County, Kansas General Obligation Refunding and
                 Improvement, Ser. 1985-C, 9.125%, 9-1-2005 (Prerefunded to
                 9-1-1996 @ 100)                                                        AAA            1,041,240


                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                               November 30, 1995

                                                                                     Rating(b)
Principal                                                                            (Moody's
 amount        Issuer                                                                or S & P)         Value

               SECURED BY U.S. TREASURY OBLIGATIONS (Continued)

$2,500,000     King County, Washington, Unlimited Tax General Obligation
                 Bonds, Ser. 1988B, 7.30%, 12-1-2005 (Prerefunded to 12-1-1998
                 @ 100)                                                                 Aaa         $  2,723,875
 1,250,000     State of Washington General Obligation Refunding Bonds, Ser.
                 R-86D, 8.00%, 9-1-2005 (Prerefunded to 9-1-1996 @ 100)                  A1            1,291,300
 1,900,000     Fort Worth Independent School District, Texas School Building
                 Unlimited Tax General Obligation Bonds, Ser. 1989, 6.75%,
                 2-15-2006 (Prerefunded to 2-15-1999 @ 100)                             AAA            2,049,777
 2,000,000     Baltimore County, Maryland General Obligation Bonds, 1988
                 Ser., 7.50%, 7-1-2006 (Prerefunded to 1-1-96 @ 102)                    Aaa            2,046,560
 1,500,000     Intermountain Power Agency, Utah Power Supply Rev. Refunding Bonds,
                 1986 Ser. F, 7.20%, 7-1-2006 (Prerefunded to 7-1-1996 @ 102)           Aaa            1,561,245
 2,000,000     State of Texas Public Financial Authority General Obligation Bonds,
                 Ser. 1988A, 6.50%, 10-1-2007 (Prerefunded to 10-1-1998 @ 100)           AA            2,127,140
 1,500,000     Washington Public Power Supply System Nuclear Project No. 2,
                 Rev. Refunding Bonds, Ser. A, 7.625%, 7-1-2008 (Prerefunded to
                 7-1-2000 @ 102)                                                        Aaa            1,733,595
                                                                                                    ------------
                                                                                                      58,233,139

               GENERAL OBLIGATIONS (56.1%):

 1,455,000     State of Louisiana General Obligation Bonds, Ser. 1986A,
                 7.375%, 5-1-1997                                                       Baa1           1,504,048
 3,000,000     North Slope Borough, Alaska General Obligation School
                 Construction Bonds, Ser. Y, 7.10%, 7-1-1997                            AAA            3,143,670
   300,000     Maryland State & Local Facility Loan of 1982 General Obligation
                 Bonds, 1st Ser., 11.20%, 7-1-1997                                      AAA              333,591
 1,100,000     Stillwater, Minnesota Independent School District #834, General
                 Obligation School Building Bonds, Ser. 1991, 6.25%, 2-1-1998           AAA            1,150,864
 3,000,000     Scottsdale Unified School District No. 48 of Maricopa County,
                 Arizona Refunding Bonds, Ser. 1991, 6.75%, 7-1-1998                     AA            3,204,450
 1,350,000     Stillwater, Minnesota Independent School District #834, General
                 Obligation School Building Bonds, Ser. 1991, 6.25%, 2-1-1999           AAA            1,433,295
   400,000     State of California, Variable Purpose General Obligation Bonds,
                 9.00%, 4-1-1999                                                         AA              459,552
   150,000     Oregon Veterans' Welfare General Obligation Bonds, Ser. LXIV,
                 9.00%, 4-1-1999                                                         AA              172,837
 2,500,000     Austin Independent School District, Texas Unlimited Tax
                 Refunding District Obligation Bonds, Ser. 1991, 6.20%,
                 8-1-1999                                                               Aaa            2,668,225
 1,000,000     State of Texas Public Finance Authority General Obligation
                 Bonds, Ser. 1990A, 7.00%, 10-1-1999                                     AA            1,100,040
 3,000,000     Washington Suburban Sanitary District, Maryland Water Supply
                 Refunding Bonds of 1991, 6.00%, 11-1-1999                              Aa1            3,204,330
   200,000     City of Charleston, Illinois Water Works Improvement General
                 Obligation Bonds, 8.00%, 1-1-2000                                       A               225,532
 3,000,000     State of California Various Purpose General Obligation Bonds,
                 5.90%, 2-1-2000                                                         AA            3,193,020
 2,500,000     Dupage Water Commission, Illinois General Obligation Water
                 Refunding Bonds, Ser. 1992, 5.85%, 3-1-2000                            AAA            2,645,975
    10,000     Alaska Housing Finance Corp. State Guaranteed Bonds, 1983 Ser. 1
                 (Veterans Mortgage Program), 9.00%, 12-1-2000 (called for
                 redemption 12-1-1995)                                                   AA               10,001
 1,000,000     State of Texas Veterans Land Board General Obligation Bonds,
                 Ser. 1984, 9.00%, 12-1-2000                                            Aaa            1,169,140
 1,885,000     Anoka County, Minnesota General Obligation Capital Improvement
                 Refunding Bonds, Ser. 1992C, 5.20%, 2-1-2001                            A1            1,952,163
 1,200,000     Shelby County, Tennessee General Obligation Refunding Bonds,
                 1992 Ser. B, 5.20%, 3-1-2001                                            Aa            1,249,644
   400,000     State of California General Obligation Veterans Bonds, Ser.
                 AL, 9.60%, 4-1-2001                                                    Aaa              496,912
 2,200,000     City and County of Honolulu, Hawaii General Obligation
                 Refunding Bonds, 1992 Ser. 1, 5.60%, 6-1-2001                           AA            2,329,976
 2,000,000     School District of Leon County, Florida General Obligation
                 Refunding Bonds, Ser. 1991, 5.85%, 7-1-2001                             A1            2,147,280
 2,000,000     Howard County, Maryland Consolidated Public Improvement
                 Refunding General Obligation Bonds, Ser. 1991B, 5.80%,
                 8-15-2001                                                               Aa            2,147,140

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                               November 30, 1995

                                                                                     Rating(b)
Principal                                                                            (Moody's
 amount        Issuer                                                                or S & P)         Value

               GENERAL OBLIGATIONS (Continued)

$2,110,000     State of Nevada General Obligation (Limited Tax) Hoover
                 Uprating Refunding Bonds, Ser. 1992, 6.00%, 10-1-2001                   AA         $  2,284,223
   900,000     Monroe County Jail, Indiana, First Mortgage Refunding Bonds,
                 Series 1993, 4.90%, 1-1-2002                                            A1              909,396
 1,535,000     City of Columbus, Ohio Sewer Improvement No. 27 Refunding
                 Bonds, Unlimited Tax General Obligation Bonds, Ser.
                 1991, 5.90%, 2-15-2002                                                 Aaa            1,660,517
 1,000,000     Williamson County, Tennessee Public Works Refunding Bonds,
                 Ser. 1992, 5.65%, 3-1-2002                                              Aa            1,064,800
 1,500,000     City of Tulsa, Oklahoma General Obligation Refunding Bonds of
                 1993, 5.05%,6-1-2002                                                    Aa            1,550,340
 2,100,000     Jackson Public School District, Jackson, Mississippi General
                 Obligation School Bonds, Ser. 1992, 5.80%, 7-1-2002                     A1            2,241,687
   925,000     Monroe County Jail, Indiana, First Mortgage Refunding Bonds,
                 Series 1993, 4.90%, 7-1-2002                                            A1              935,341
 1,000,000     Pima County Arizona General Obligation Refunding Bonds, Ser.
                 1992, 6.30%,7-1-2002                                                    Aa            1,101,570
 3,500,000     Milwaukee, Wisconsin Metropolitan Sewerage District General
                 Obligation Capital Purpose Bonds, Ser. 1990A, 6.70%, 10-1-2002          AA            3,944,150
 1,885,000     Federal Way School District No. 210, King County, Washington
                 Unlimited Tax General Obligation Refunding Bonds, 1987, 6.75%,
                 12-1-2002                                                                A            1,922,417
 1,500,000     County of Ramsey, Minnesota General Obligation Capital
                 Improvement Refunding Bonds, Ser. 1992C, 5.40%, 12-1-2002              Aaa            1,586,775
 1,505,000     Anchorage, Alaska General Obligation General Purpose Refunding
                 Bonds, 4.60%, 2-1-2003                                                 Aaa            1,495,835
 2,000,000     Lake County, Illinois Forest Preserve District General
                 Obligation Refunding Bonds, Ser. 1992B, 5.70%, 2-1-2003                 Aa            2,132,920
 2,000,000     Oregon General Obligation Veterans' Welfare Bonds, Ser. 74A,
                 7.75%, 3-1-2003                                                         A1            2,126,080
 1,050,000     Oklahoma City, Oklahoma General Obligation Bonds, Series 1993,
                 5.15%,5-1-2003                                                          Aa            1,087,915
 2,000,000     Nashville and Davidson County, Tennessee General Obligation
                 Refunding Bonds of 1993, 5.00%, 5-15-2003                               Aa            2,056,340
 2,000,000     State of Illinois General Obligation Refunding Bonds, Series
                 of June 1993, 5.00%, 6-1-2003                                           Aa            2,035,040
 1,500,000     Municipality of Anchorage, Alaska 1993 General Obligation
                 Refunding School Bonds, Series B, 4.90%, 9-1-2003                      Aaa            1,527,000
 1,750,000     State of Louisiana General Obligation Bonds, Series 1987A,
                 7.00%, 8-1-2003                                                        Baa1           1,841,210
 2,000,000     Texas Public Finance Authority, State of Texas General
                 Obligation Refunding Bonds, Ser. 1992A, 5.70%, 10-1-2003                Aa            2,150,040
 2,000,000     State of Wisconsin General Obligation Refunding Bonds of 1993,
                 Series 1, 5.30%, 11-1-2003                                              Aa            2,096,020
 2,000,000     State of Wisconsin General Obligation Refunding Bonds of 1993,
                 Series 3, 4.75%, 11-1-2003                                              Aa            2,023,620
 2,520,000     Federal Way School District No. 210, King County, Washington
                 Unlimited Tax General Obligation and Refunding Bonds, 1993,
                 5.25%, 12-1-2003                                                       Aaa            2,625,210
 2,620,000     Cherry Creek School District No. 5, Arapahoe County, Colorado
                 General Obligation Improvement Bonds, Ser. 1990, 7.00%, 12-15-2003      AA            2,933,378
 2,000,000     Jefferson County Colorado School District No. R-1 General
                 Obligation Bonds, Ser. 1992, 5.75%, 12-15-2003                         Aaa            2,157,740
 2,025,000     County of DuPage, Illinois General Obligation Refunding Bonds
                 (Alternate Rev. Source - Stormwater Project), 5.10%, 1-1-2004          Aaa            2,072,041
 2,000,000     Indianapolis, Indiana Local Public Improvement Bond Bank,
                 Limited Obligation Bonds, Series 1993A Bonds, 5.25%,1-10-2004          Aaa            2,066,560
 2,100,000     Cherokee County School Systems Georgia, General Obligation
                 School Series 1993, 4.90%, 2-1-2004                                     A1            2,125,242
 2,300,000     Osseo Area Schools, Minnesota, General Obligation Refunding
                 Bonds, Series 1993, 4.60%, 2-1-2004                                     A1            2,290,570

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                               November 30, 1995

                                                                                         Rating(b)
Principal                                                                                (Moody's
 amount            Issuer                                                                or S & P)         Value

                   GENERAL OBLIGATIONS (Continued)

$2,300,000         Indianapolis, Indiana Local Public Improvement Bond Bank
                     Refunding Bonds, Limited Obligation Bonds, Ser. 1993B,
                     4.70%, 2-15-2004                                                       Aaa         $  2,279,783
 1,600,000         County of Buncombe, North Carolina Refunding General
                     Obligation Bonds, Series 1993, 5.10%, 3-1-2004                          Aa            1,655,424
 1,050,000         Oklahoma City, Oklahoma General Obligation Bonds, Series 1993,
                     5.25%,5-1-2004                                                          Aa            1,087,779
 2,000,000         Davis County School District, Davis County, Utah, General
                     Obligation Refunding Bonds, Series 1993A, 4.50%, 6-1-2004              Aaa            1,962,620
 2,000,000         Alachua County School District, Alachua County, Florida
                     General Obligation Refunding Bonds, Ser. 1994, 4.50%,
                     7-1-2004                                                               Aaa            1,978,880
 2,000,000         Deer Valley Unified School District No. 97 of Maricopa County,
                     Arizona School Improvement General Obligation Bonds, Project of
                     1992, Series A (1993), 5.125%, 7-1-2004                                Aaa            2,066,540
 1,205,000         DeKalb County School District, Georgia General Obligation
                     Refunding Bonds, Series 1993, 5.10%, 7-1-2004                           Aa            1,242,982
 1,000,000         Maricopa County, Arizona Unified School District No. 69,
                     Paradise Valley School Improvement General Obligation Bonds,
                     Ser. 1990A, 7.10%, 7-1-2004                                             A1            1,160,240
 1,540,000         Joint School District No. 2, Ada and Canyon Counties, Idaho,
                     General Obligation School Bonds, Ser. 1994, 5.0%, 7-30-2004             Aa            1,577,992
 3,215,000         State of Minnesota General Obligation State Refunding Bonds,
                     5.125%, 8-1-2004                                                        Aa            3,327,043
 2,000,000         Harris County, Texas Road and Refunding Bonds, Ser. 1993,
                     4.70%, 10-1-2004                                                        Aa            1,999,880
 2,000,000         City of Seattle, Washington Unlimited Tax General Obligation
                     Refunding Bonds, 1993, 4.80%, 12-1-2004                                Aa1            2,017,760
 1,000,000         Bismarck, North Dakota Public School District #1, Burleigh
                     County General Obligation Building Bonds of 1986, 7.00%, 4-1-2005       A1            1,039,240
 1,800,000         Nashville and Davidson County, Tennessee General Obligation
                     Refunding Bonds of 1993, 5.00%, 5-15-2005                               Aa            1,833,930
 1,625,000         Charleston County, South Carolina General Obligation Refunding
                     Bonds of 1994 (ULT), 5.40%, 6-1-2005                                    Aa            1,705,031
 1,100,000         Municipality of Anchorage, Alaska 1994 General Obligation
                     School Bonds, 5.40%, 7-1-2005                                          Aaa            1,141,624
 2,000,000         Oklahoma City, Oklahoma General Obligation Refunding Bonds,
                     Series 1993, 5.30%, 8-1-2005                                            Aa            2,093,840
 2,500,000         State of Illinois General Obligation Refunding Bonds,
                     Ser. 1987, 6.80%, 4-1-2006                                              Aa            2,642,800
 1,600,000         Natrona County, Wyoming School District No. 1 General
                     Obligation Bonds, Ser. 1994, 5.45%, 7-1-2006                           Aaa            1,659,872
 2,340,000         City of Phoenix, Arizona General Obligation Refunding Bonds,
                     Ser. 1993A, 5.30%, 7-1-2006                                            Aa1            2,440,058
 2,000,000         State of California Various Purpose General Obligation Bonds,
                     6.00%, 10-1-2006                                                        A1            2,170,660
 3,215,000         Forsyth County School District, Georgia, General Obligation
                     Bonds, Series 1995, 5.05%, 7-1-2007                                    Aaa            3,215,000
 2,000,000     (c) Arapahoe County School District #6, Colorado, Littleton
                     Public Schools General Obligation Improvement Bonds,
                     Series 1995A 5.00%, 12-1-2007                                           Aa            2,007,160
 2,780,000     (c) Salt Lake County, Utah General Obligation Jail Bonds, Series
                     1995, 5.00%, 12-15-2007                                                Aaa            2,782,113
 2,000,000         State of Wisconsin General Obligation Bonds of 1995, Series A,
                     6.00%, 5-1-2008                                                         Aa            2,147,140
 2,000,000         State of Florida, State Board of Education, Public Education
                     Capital Outlay Refunding Bonds, 1995 Series C, 5.125%,
                     6-1-2008                                                                Aa            2,010,480
 1,000,000         Maricopa County, Arizona Unified School District No. 69,
                     Paradise Valley School Improvement Bonds, Ser. 1994A, 7.10%,
                     7-1-2008                                                                A1            1,187,940
 1,700,000         State of South Carolina General Obligation State Highway
                     Bonds, Series 1995, 5.10%, 8-1-2008                                    Aaa            1,723,783

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                               November 30, 1995

                                                                                     Rating(b)
Principal                                                                            (Moody's
 amount        Issuer                                                                or S & P)         Value

               GENERAL OBLIGATIONS (Continued)

$1,200,000     Maricopa County, Arizona Unified School District No. 69,
                 Paradise Valley School Improvement Bonds, Ser. 1994A, 7.00%,
                 7-1-2009                                                                A1         $  1,413,660
 1,700,000     State of South Carolina General Obligation State Highway
                 Bonds, Series 1995, 5.25%, 8-1-2009                                    Aaa            1,731,076
 2,500,000     Maricopa County, Arizona Unified School District No. 69,
                 Paradise Valley School Improvement Bonds, Ser. 1994A, 7.00%,
                 7-1-2010                                                                A1            2,953,125
 2,500,000     State of Wisconsin General Obligation Refunding Bonds of 1993,
                 Ser. 2, 5.125%, 11-1-2010                                               Aa            2,478,025
 3,000,000     State of Hawaii, General Obligation Refunding Bonds of 1992,
                 Series BW, 6.375%, 3-1-2011                                             Aa            3,371,160
 2,000,000     Washington and Clackamas Counties School District #23J
                 (Tigard-Tualatin), Oregon, General Obligation Bonds, Series 1995,
                 5.55%, 6-1-2011                                                         A1            2,035,040
 2,000,000     State of Georgia, General Obligation Bonds, Series 1995C,
                 5.70%, 7-1-2011                                                        Aaa            2,124,320
 1,125,000     State of Delaware, General Obligation Bonds, Series 1994B,
                 6.00%, 12-1-2011                                                       Aa1            1,193,197
 3,000,000     State of Georgia, General Obligation Bonds, Series 1995B,
                 5.75%, 3-1-2012                                                        Aaa            3,192,870
 4,500,000     State of Washington General Obligation Bonds, Series 1993A,
                 5.75%, 10-1-2012                                                        Aa            4,743,945
 1,125,000     State of Delaware, General Obligation Bonds, Series 1994B,
                 6.00%, 12-1-2012                                                       Aa1            1,189,046
                                                                                                    ------------
                                                                                                     172,568,720

               MUNICIPAL REVENUE (18.0%):

 2,000,000     City of St. Petersburg, Florida Public Utility Refunding
                 Rev. Bonds, Ser. 1991, 6.10%, 10-1-1998                                 Aa            2,110,880
 3,000,000     City of Colorado Springs, Colorado Utilities System Refunding
                 Rev., Ser. 1991A, 6.10%, 11-15-1998                                     AA            3,172,350
 1,490,000     City of San Antonio, Texas Water System Revenue Refunding
                 Special Obligation Bonds, Ser. 1992, 5.80%, 5-15-1999                  AAA            1,565,960
 1,250,000     Washington Public Power Supply System Nuclear Project No. 3,
                 Refunding Rev. Bonds, Ser. 1991A, 6.25%, 7-1-2000                       Aa            1,336,475
 1,250,000     State of New York Power Authority General Purpose Bonds, Ser.
                 Z, 6.00%,1-1-2001                                                       Aa            1,339,025
 1,400,000     San Diego County Water Authority Water Rev. Certificates of
                 Participation, Ser. 1991A, 6.00%, 5-1-2001                              AA            1,493,016
 1,500,000     Intermountain Power Agency, Utah Power Supply Rev. Refunding
                 Bonds, 1986 Ser. F, 7.00%, 7-1-2001                                     AA            1,555,950
 1,250,000     Municipal Subdistrict, Northern Colorado Water Conservancy
                 District Water Rev., Ser. D, 7.60%, 12-1-2001                           A1            1,317,188
 2,000,000     Nashville and Davidson County, Tennessee Electric System
                 Rev. Bonds, 1992 Series B, 5.50%, 5-15-2002                             Aa            2,116,720
 1,000,000     Washington Public Power Supply System Nuclear Project No. 1,
                 Rev. Refunding Bonds, Ser. 1990C, 7.70%, 7-1-2002                       AA            1,159,350
 1,080,000     Charleston, South Carolina Waterworks and Sewer Systems
                 Rev. Refunding Bonds, Ser. 1986A, 6.90%, 1-1-2003                       A1            1,101,600
 2,000,000     City of Des Moines, Iowa Sewer Rev. Bonds, Ser. 1992D,
                 6.00%, 6-1-2003                                                        Aaa            2,153,500
 2,500,000     City of Albuquerque, New Mexico Joint Water and Sewer
                 Refunding Rev. Bonds, Ser. 1990B, 7.00%, 7-1-2003                       A1            2,784,900
 2,000,000     Washington Public Power Supply System, Nuclear Project No. 3
                 Refunding Revenue Bonds, Series 1993C, 4.80%, 7-1-2003                  Aa            1,978,640
 2,000,000     City of Lincoln, Nebraska, Water Revenue and Refunding Bonds,
                 Series 1993, 4.90%, 8-15-2003                                           Aa            2,044,960
 2,850,000     City of Lincoln, Nebraska, Electric System Revenue Refunding
                 Bonds, 1993 Series A, 4.70%, 9-1-2003                                   Aa            2,875,622
 2,000,000     Fargo, North Dakota, Water Revenue of 1993, 5.00%, 1-1-2004              Aaa            2,039,900
 1,500,000     Municipal Electric Authority of Georgia General Power Rev.
                 Bonds, 1993A Series, 5.00%, 1-1-2004                                    A1            1,499,940
 1,500,000     Nashville and Davidson County, Tennessee, Water and Sewer
                 Revenue Refunding Bonds, Series 1993, 4.90%, 1-1-2004                  Aaa            1,524,975

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                               November 30, 1995

                                                                                     Rating(b)
Principal                                                                            (Moody's
 amount        Issuer                                                                or S & P)         Value

               MUNICIPAL REVENUE (Continued)

$1,710,000     Southern Minnesota Municipal Power Agency, Power Supply System
                 Revenue Bonds, Series 1993 B, 4.60%, 1-1-2004                           A1         $   1,692,883
 2,000,000     City of Dallas, Texas Waterworks and Sewer System Rev.
                 Refunding Bonds, Series 1993, 4.90%, 4-1-2004                           Aa             2,024,460
 2,045,000     City of Iowa City, Johnson County, Iowa Sewer Rev. Bonds,
                 5.875%, 7-1-2004                                                       Aaa             2,177,271
 2,000,000     City of Jackson, Mississippi Water and Sewer System Rev.
                 Refunding Bonds, Series 1993-A, 4.85%, 9-1-2004                        Aaa             2,021,180
 1,685,000     Hampton Roads Sanitation District, Virginia, Wastewater
                 Refunding and Capital Improvement Revenue Bonds, Series 1993, 4.70%,
                 10-1-2004                                                               Aa             1,689,735
 3,000,000     City of Los Angeles Department of Water and Power, Electric
                 Plant Refunding Revenue Bonds, Second Issue of 1993, 4.80%,
                 11-15-2004                                                              Aa             3,010,770
 1,500,000     Omaha, Nebraska Public Power District Electric System Rev.
                 Bonds, 1993, Series B, 5.10%, 2-1-2005                                  Aa             1,535,205
 1,325,000     Winston-Salem, North Carolina Water & Sewer System Revenue
                 Bonds, Series 1995B, 5.00%, 6-1-2007                                    Aa             1,331,917
 2,600,000     Washington Public Power Supply System Nuclear Project No. 1, Rev.
                 Refunding Bonds, Ser. 1989A, 7.50%, 7-1-2007                            AA             2,863,406
 1,665,000     Winston-Salem, North Carolina Water & Sewer System Revenue
                 Bonds, Series 1995B, 5.10%, 6-1-2008                                    Aa             1,673,641
                                                                                                     ------------
                                                                                                       55,191,419

               INDUSTRIAL REVENUE - UTILITIES (4.7%):

   300,000     Red River Authority of Texas Collateralized Pollution Control
                 Rev. Bonds,Ser. 1981, 13.50%, 10-1-2001 (Southwestern Public
                 Service Co. Project)                                                   Aa2               322,149
 2,200,000     The Water Works and Sewer Board, Birmingham, Alabama Water and
                 Sewer Revenue Bonds, Ser. 1994, 4.75%, 1-1-2005                         Aa             2,188,692
   200,000     City of Joliet, Illinois Pollution Control Rev. Bonds, Ser. 1976,
                 6.80%,7-1-2006 (Commonwealth Edison Company Project)                   Baa1              200,326
 3,000,000     Becker, Minnesota Pollution Control Rev. Refunding Bonds, Ser.
                 1989A, 6.80%,4-1-2007, (No. States Power Co. - Serberne Cnty.
                 Gen. Sta. Units 1 & 2 Proj.)                                           Aa3             3,224,250
 6,000,000     Omaha, Nebraska Public Power District Electric System Revenue
                 Bonds, Ser. 1992B, 6.15%, 2-1-2012                                      Aa             6,589,980
 1,840,000     Dallas, Texas Water Works and Sewer System Revenue Bonds, Ser.
                 1994A, 6.375%, 10-1-2012                                                Aa             1,960,262
                                                                                                     ------------
                                                                                                       14,485,659

                 Total long-term municipal bonds (cost: $282,109,088)                                 300,478,937

               SHORT-TERM INVESTMENTS (3.3%):
 6,000,000     U.S. Treasury bills, 5.245% to 5.385% effective yield,
                 due 12-1995 to 2-1996                                                                  5,959,142
 3,820,000     General Motors Acceptance Corp., 5.78%, 12-5-1995                                        3,821,842
   480,000     General Motors Acceptance Corp., 5.79%, 12-5-1995                                          480,077
                                                                                                     ------------
                 Total short-term investments (cost: $10,261,061)                                      10,261,061
                                                                                                     ------------
               TOTAL INVESTMENTS (101.1%) (cost: $292,370,149)                                        310,739,998
               LIABILITIES, LESS CASH AND OTHER ASSETS (-1.1%)                                         (3,323,681)
                                                                                                     ------------
               NET ASSETS (100.0%)                                                                   $307,416,317
                                                                                                     ============

Notes:  (a) At November 30, 1995, net unrealized appreciation of $18,369,849 consisted of gross unrealized appreciation of $18,457,331 and gross unrealized depreciation of $87,482 based on cost of $292,370,149 for federal income tax purposes.

        (b) Ratings not covered by the report of independent auditors. NR denotes no rating available.

        (c) Purchased on a `when-issued' basis.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1995


                                    ASSETS

Investments, at value (cost $292,370,149).............................                    $310,739,998
Cash..................................................................                         557,748
Receivable for:
  Interest............................................................     $5,465,971
  Sundry..............................................................          5,316        5,471,287
                                                                           ----------
Prepaid expenses......................................................                           9,533
                                                                                          ------------
    Total assets......................................................                     316,778,566

                          LIABILITIES AND NET ASSETS

Payable for:
  Securities purchased................................................      6,028,938
  Dividends to shareowners............................................      2,894,747
  Shares of the Fund redeemed.........................................        329,098
  Other accounts payable (including $94,392 to Manager)...............        109,466
                                                                           ----------
    Total liabilities.................................................                       9,362,249
                                                                                          ------------
Net assets applicable to 36,172,771 shares outstanding of
  $1 par value common stock (100,000,000 shares authorized)...........                    $307,416,317
                                                                                          ============

Net asset value, offering price and redemption price per
  share...............................................................                    $       8.50
                                                                                          ============
                            ANALYSIS OF NET ASSETS

Excess of amounts received from sales of shares over
  amounts paid on redemptions of shares on account of
  capital.............................................................                    $288,831,542
Accumulated net realized gain on
  sales of investments................................................                         214,926
Net unrealized appreciation of investments............................                      18,369,849
                                                                                          ------------
Net assets applicable to shares outstanding...........................                    $307,416,317
                                                                                          ============


                See accompanying notes to financial statements.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                            STATEMENT OF OPERATIONS


                                                                             Year ended November 30,
                                                                               1995            1994
Investment income:
  Tax-exempt interest.................................................     $16,931,069      16,472,830
  Taxable interest....................................................         446,122         225,158
                                                                           ---------------------------
    Total investment income...........................................      17,377,191      16,697,988

Expenses:
  Investment advisory and management fees.............................         366,394         355,000
  Audit fees..........................................................          21,113          20,823
  Legal fees..........................................................           4,264           5,283
  Fidelity bond expense...............................................           5,077           5,289
  Directors' fees.....................................................           2,200           2,200
  Reports to shareowners..............................................           9,024           3,892
  Securities evaluation fees..........................................          19,822          20,190
  Franchise taxes.....................................................          16,598          15,299
  Custodian fees......................................................          29,930              --
  Other...............................................................          21,799          32,962
                                                                           ---------------------------
    Total expenses....................................................         496,221         460,938
                                                                           ---------------------------
    Less: Custodian fees paid indirectly..............................          25,465              --
                                                                           ---------------------------
    Net expenses......................................................         470,756         460,938
                                                                           ---------------------------
Net investment income.................................................      16,906,435      16,237,050

Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on sales of investments....................         264,519         (49,593)
  Change in net unrealized appreciation...............................      21,451,782     (23,629,677)
                                                                           ---------------------------
Net realized and unrealized gain (loss) on investments................      21,716,301     (23,679,270)
                                                                           ---------------------------
Net change in net assets resulting from operations....................     $38,622,736      (7,442,220)
                                                                           ===========================


                See accompanying notes to financial statements.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS



                                                      Year ended November 30,
                                                         1995          1994
From operations:
  Net investment income............................  $ 16,906,435    16,237,050
  Net realized gain (loss) on sales of investments.       264,519       (49,593)
  Change in net unrealized appreciation............    21,451,782   (23,629,677)
                                                     --------------------------
  Net change in net assets resulting
    from operations................................    38,622,736    (7,442,220)

  Dividends to shareowners from:
    Net investment income (per share $.48 in 1995
      and $.48 in 1994)............................   (16,906,435)  (16,237,050)
  Net realized gain (per share $.017 in 1994)......           --       (551,997)
                                                     --------------------------
Total distributions to shareowners.................   (16,906,435)  (16,789,047)

From Fund share transactions:
  Proceeds from shares sold........................    25,292,645    37,360,622
  Reinvestment of ordinary income dividends
    and capital gain distributions.................    12,894,959    13,048,768
                                                     --------------------------
                                                       38,187,604    50,409,390
  Less payments for shares redeemed................    22,392,823    32,624,914
                                                     --------------------------
  Net increase in net assets from Fund share
    transactions...................................    15,794,781    17,784,476
                                                     --------------------------
Total increase (decrease) in net assets............    37,511,082    (6,446,791)

Net assets:
  Beginning of year................................   269,905,235   276,352,026
                                                     --------------------------
  End of year......................................  $307,416,317   269,905,235
                                                     ==========================

                See accompanying notes to financial statements.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

1.   Significant accounting policies

     Securities valuation --

     Municipal bonds and notes and other debt securities are valued using quotations provided by independent pricing services. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Directors or its delegate.

     Security transactions and interest income --

     Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis; premiums and original issue discounts on tax-exempt securities are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

     Securities purchased on a `when-issued' basis --

     The Fund may purchase municipal bonds on a `when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled. At November 30, 1995, there were commitments of $6,028,938 for such securities.

     Fund share valuation, dividends and distributions to shareowners --

     Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined as of 1:00 p.m. Bloomington, Illinois time on each business day other than customary weekend and holiday closings, except that the Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend equal to its net investment income, and distributions of such amounts are made at the end of each calendar quarter. Net realized gain on sales of investments, if any, are distributed annually after the close of the Fund's fiscal year.

     Dividends and distributions payable to its shareowners are recorded by the Fund on the ex-dividend date.

     Federal income taxes --

     It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

     Custodian fees --

     Custodian fees are reduced based on the Fund's cash balances maintained with the custodian. Beginning in 1995, in accordance with changes in the requirements of the Securities and Exchange Commission, both gross custodian fees and the amount by which such fees are reduced, are disclosed separately in the statement of operations. This presentation does not affect the determination of net investment income.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

2. Transactions with affiliates

   The Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which the Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) of .20% of the first $50 million of average net assets, .15% of the next $50 million of average net assets and .10% of average net assets in excess of $100 million. The Manager guarantees that all operating expenses of the Fund, including compensation of the Manager but excluding franchise taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs, shall not exceed .40% of average net assets annually.

   Under the terms of this agreement, the Fund incurred fees of $366,394 for 1995 and $355,000 for 1994. The Fund pays no fees for transfer agent services provided by the Manager. The Fund does not pay any discount, commission or other compensation for underwriting services provided by the Manager.

   Certain officers and/or directors of the Fund are also officers and/or directors of the Manager. The Fund made no payments to its officers or directors during the two years ended November 30, 1995 except for directors' fees of $2,200 for 1995 and 1994, respectively, paid to the Fund's independent directors.

3. Investment transactions

   Investment transactions (exclusive of short-term instruments) for each of the two years ended November 30 are as follows:

                                                     1995             1994
   Purchases..................................    $34,619,287      36,396,943
   Proceeds from sales........................     18,616,250      21,105,695
                                                  ===========================

4. Fund share transactions

   Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares:

                                                    Year ended November 30,
                                                     1995             1994
   Shares sold................................      3,052,147       4,463,884
   Shares issued in reinvestment of ordinary
     income dividends and capital gain
     distributions............................      1,565,349       1,567,732
                                                  ---------------------------
                                                    4,617,496       6,031,616
   Less shares redeemed.......................      2,709,601       3,949,631
                                                  ---------------------------
   Net increase in shares outstanding.........      1,907,895       2,081,985
                                                  ===========================

                     STATE FARM MUNICIPAL BOND FUND, INC.

                             FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout each period)

                                                                                                  Six months
                                                                                                     ended           Year ended
                                                  Year ended November 30,                         November 30,         May 31,
                           1995      1994     1993     1992     1991     1990     1989     1988       1987        1987        1986
Net asset value,
 beginning of period..   $ 7.88      8.59     8.34     8.15     7.98     7.96     7.76     7.58        7.55        7.53       6.97%

Income from Investment
----------------------
 Operations
 ----------
Net investment
 income...............      .48       .48      .50      .53      .54      .58      .58      .57         .28         .57        .57
Net gain or loss
 on securities (both
 realized and
 unrealized)..........      .62      (.69)     .25      .19      .17      .02      .20      .18         .03         .02        .56
                        ------------------------------------------------------------------------------------------------------------
Total from
 investment
 operations...........     1.10      (.21)     .75      .72      .71      .60      .78      .75         .31         .59       1.13

Less Distributions
------------------
  Dividends (from
   net investment
   income)............     (.48)     (.48)    (.50)    (.53)    (.54)    (.58)    (.58)    (.57)       (.28)       (.57)      (.57)
  Distributions (from
   capital gain) (b)         --      (.02)      --       --       --       --       --       --          --          --         --
                        ------------------------------------------------------------------------------------------------------------
Total distributions...     (.48)     (.50)    (.50)    (.53)    (.54)    (.58)    (.58)    (.57)       (.28)       (.57)      (.57)

Net asset value, end
 of period............  $  8.50      7.88     8.59     8.34     8.15     7.98     7.96     7.76        7.58        7.55       7.53
                        ============================================================================================================
Total Return..........    14.25%    (2.55%)   9.17%    9.05%    9.17%    7.78%   10.44%   10.14%       4.19%       7.72%     16.75%
------------

Ratios/Supplemental
-------------------
 Data
 ----
Net assets, end of
 period (millions)....  $ 307.4     269.9    276.4    211.3    167.2    132.8    110.0     85.2        70.7        66.4       49.1
Ratio of expenses to
 average net assets...      .17%(c)   .16%     .18%     .19%     .21%     .23%     .25%     .29%        .30%(a)     .31%       .37%
Ratio of net
 investment income
 to average net
 assets...............     5.80%     5.80%    5.84%    6.36%    6.75%    7.30%    7.42%    7.36%       7.49%(a)    7.30%      7.90%
Portfolio turnover
 rate.................        7%        8%       5%       4%       2%       8%       7%       2%          4%(a)       0%         5%
Number of shares
outstanding at end
of period
(millions)............     36.2      34.3     32.2     25.3     20.5     16.6     13.8     11.0         9.3         8.8        6.5

Notes: (a) Ratios and rates have been calculated on an annualized basis.
       (b) Distributions representing less than $.01 were made in 1993 and 1992.
       (c) The ratio based on net custodian expenses would have been .16%.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                                TAX INFORMATION

     The Fund paid ordinary income dividends in March, June, September and December 1995. Of those dividends, 98% in March, 98% in June, 97% in September and 97% in December are designated as exempt-interest dividends. The taxable portion of the dividends paid to you will be included on the Form 1099-DIV to be sent in January 1996.

     Since the Fund's investment income was derived from interest, none of the taxable portion of the Fund's distributions are eligible for the dividend received deduction for corporations.

     In December, 1995, the Fund made a capital gain distribution of $.006 per share, 100% of which was paid from long-term capital gain and is designated as a capital gain dividend.

NOTE: The taxable portion of the dividends and the capital gain distribution must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with provisions of the Internal Revenue Code. The tax-exempt status of dividends derived from interest on municipal bonds for federal income tax purposes does not necessarily result in exemption from any state or local income taxes or other taxes.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

                                             ANNUAL
                                             REPORT

                                             November 30, 1995


                                             STATE
                                             FARM
                                             MUNICIPAL BOND
                                             FUND, INC.

                                             ONE STATE FARM PLAZA
                                             BLOOMINGTON, ILLINOIS 61710
                                             TELEPHONE (309) 766-2029